Taxes - Schedule of Deferred Taxes (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Employee benefits	$ 6,174	$ 10,453
Tax loss and credit carry forwards	4,176	3,318
Other - assets	1,938	2,632
Deferred tax assets, gross	12,288	16,403
Valuation allowances	(3,293)	(2,473)
Deferred tax assets	8,995	13,930
Spectrum and other intangible amortization	21,148	31,404
Depreciation	14,767	22,848
Other - liabilities	4,281	5,642
Deferred tax liabilities	40,196	59,894
Net deferred tax liability	$ 31,201	$ 45,964